Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Consolidated Statements of Cash Flows

21. CONSOLIDATED STATEMENTS OF CASH FLOWS

The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Accounts receivable	(93)	(78)
Due from related parties	(27)	(43)
Prepaid expenses and other assets	(13)	(5)
Accounts payable	39	13
Accrued liabilities	(35)	71
Due to related parties	(3)	(31)
Accrued interest	—	5
Long-term accounts payable and other liabilities	(3)	(5)
Post-retirement and post-employment benefit liability	80	84

	(55)	11

Capital Expenditures

The following table illustrates the reconciliation between investments in property, plant and equipment and the amount presented in the Consolidated Statements of Cash Flows after factoring in capitalized depreciation and the net change in related accruals:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Capital investments in property, plant and equipment	(1,511)	(1,312)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	30	4

Capital expenditures – property, plant and equipment	(1,481)	(1,308)

The following table illustrates the reconciliation between investments in intangible assets and the amount presented in the Consolidated Statements of Cash Flows after factoring in the net change in related accruals:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Capital investments in intangible assets	(19)	(82)
Net change in accruals included in capital investments in intangible assets	(4)	3

Capital expenditures – intangible assets	(23)	(79)

Supplementary Information

Year ended December 31 (millions of Canadian dollars)	2014	2013
Net interest paid	412	395
PILs	86	138